LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Labor Costs [Abstract]
Schedule of labor costs

	Year ended December 31,
	2019	2018	2017

Wages, salaries and social security costs	759,678	884,536	849,354
Termination benefits	28,269	26,601	25,783
Post-employment benefits (Note 21 (i))	39,086	29,862	28,213

Labor costs	827,033	940,999	903,350